SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION
Schedule of Outstanding RSUs

	Outstanding RSUs
	Number of	grant date
	Shares	fair value (US$)
Unvested as of January 1, 2020	17,861	47.880
Grant	755,601	2.540
Vested and transfer to grantee	(50,000)	2.540
Forfeited and expected Forfeit	(8,194)	—
Unvested as of December 31, 2020	715,268	2.540

Summary of information regarding share options granted

				Weight
		Weight	Weight	average
	Number of	average	average	remaining	Aggregate
	Share	exercise	grant date	contractual	Instrinsic
Options	options	price	fair value	life	value
		US$	US$	US$	US$
Outstanding as of January 1, 2020	15,760,449	0.010	0.10	0.67	20,726
Grant	—	—	—	—	—
Exercised	(270,720)	0.000	—	—	—
Forfeited and expected Forfeit	(8,506,809)	—	—	—	—
Exercisable as of 12/31/2020	6,982,920	0.004	0.10	0.17	46,017

Schedule of fair value assumptions

	September 1,	July 1,	June 20,
	2015	2016	2017

Expected volatility (1)	60.3% - 65.1%	54.8%	41.0%
Risk-free interest rate (2)	0.47% - 0.88%	1.46%	1.25%
Expected dividend yield (3)	nil	nil	nil
Exercise price (4)	$0.01 -$0.20	$0.20	$0.01 -$0.20
Fair value of the underlying ordinary shares (5)	$0.38	$0.20	$0.12
(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)	Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(5)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

After the Company listed on NASDAQ in April 2015, the closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.